UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steelhead Partners LLC
Address: P.O. Box 21749

         Seattle, WA  98111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Michael Johnston
Title:     Managing Member
Phone:     206-689-2450

Signature, Place, and Date of Signing:

     /s/ J. Michael Johnston     Seattle, WA     May 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     106895


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
3COM CORP                      COMMON           885535104     3282   573900 SH        SOLE    N/A           573900        0        0
ACTEL CORP                     COMMON           004934105      102     5000 SH        SOLE    N/A             5000        0        0
ADC TELECOMMUNICATIONS INC     COMMON           000886101     3145   370000 SH        SOLE    N/A           370000        0        0
AK STEEL HOLDING CORP          COMMON           001547108      101    10000 SH        SOLE    N/A            10000        0        0
AMERICA WEST AIRLINES INC-CL B COMMON           023657208     1912   199146 SH        SOLE    N/A           199146        0        0
APPLE COMPUTER INC             COMMON           037833100     1435    65000 SH        SOLE    N/A            65000        0        0
ARM HOLDINGS PLC               COMMON           042068106       28     2000 SH        SOLE    N/A             2000        0        0
AUSPEX SYSTEMS INC             COMMON           052116100     2011   487500 SH        SOLE    N/A           487500        0        0
BROCADE COMMUNICATIONS SYS INC COMMON           111621108      104     5000 SH        SOLE    N/A             5000        0        0
CABLETRON SYSTEMS INC          COMMON           126920107     4773   370000 SH        SOLE    N/A           370000        0        0
COMMERCE ONE INC DEL           COMMON           200693109     1073   115000 SH        SOLE    N/A           115000        0        0
COMPAQ COMPUTER CORP           COMMON           204493100      455    25000 SH        SOLE    N/A            25000        0        0
CORVIS CORP                    COMMON           221009103      633    90000 SH        SOLE    N/A            90000        0        0
EMULEX CORP NEW                COMMON           292475209      113     6000 SH        SOLE    N/A             6000        0        0
INTERPHASE CORP                COMMON           460593106       54     7000 SH        SOLE    N/A             7000        0        0
ISPAT INTERNATIONAL NV-CL A    COMMON           464899103     7382  2627200 SH        SOLE    N/A          2627200        0        0
NETOPIA INC                    COMMON           64114K104      144    50000 SH        SOLE    N/A            50000        0        0
OCEAN ENERGY INC TEX           COMMON           67481E106    13525   817200 SH        SOLE    N/A           817200        0        0
OMI CORP NEW                   COMMON           Y6476W104     9239  1425730 SH        SOLE    N/A          1425730        0        0
ORAPHARMA INC                  COMMON           68554E106      273    35000 SH        SOLE    N/A            35000        0        0
PARADYNE NETWORKS INC          COMMON           69911G107       17    10000 SH        SOLE    N/A            10000        0        0
PRIDE INTERNATIONAL INC        COMMON           741932107    19665   827670 SH        SOLE    N/A           827670        0        0
QLOGIC CORP                    COMMON           747277101      113     5000 SH        SOLE    N/A             5000        0        0
RAYTHEON CO -CL A              COMMON           755111309     7230   247600 SH        SOLE    N/A           247600        0        0
SAWTEK INC                     COMMON           805468105     2761   155000 SH        SOLE    N/A           155000        0        0
SEMITOOL INC                   COMMON           816909105     2675   297200 SH        SOLE    N/A           297200        0        0
STELMAR SHIPPING LTD           COMMON           V8726M103     3632   280000 SH        SOLE    N/A           280000        0        0
TRANSOCEAN SEDCO FOREX INC     COMMON           G90078109     3468    80000 SH        SOLE    N/A            80000        0        0
TRITON ENERGY CORP             COMMON           G90751101     8893   473800 SH        SOLE    N/A           473800        0        0
U S AIRWAYS GROUP INC          CALL             911905107     1773    50000 SH  CALL  SOLE    N/A            50000        0        0
VIRATA CORP                    COMMON           927646109      914    70000 SH        SOLE    N/A            70000        0        0
VISHAY INTERTECHNOLOGY INC     COMMON           928298108     5970   300000 SH        SOLE    N/A           300000        0        0

